CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Cumulative adjustment for changes in accounting policy	¥ 99,620	$ 15,633	¥ 68,921
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries | ¥			34,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	493,506	77,442	289,387
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	2,298,089	360,620	1,631,563
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,041,902	163,497	1,041,594
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	55,695	8,740	63,245
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	43,770	6,868	29,028
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	8,772	1,377	51,007
Long-term bank borrowings, current portion	230,805	36,218	68,500
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	244,032	38,294	403,843
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,074	325	2,074
Current portion of operating lease liabilities	607,997	95,408	452,272
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,891,797	296,864	605,119
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	2,215,015	347,584	886,996
Non-current portion of finance lease liabilities	1,119,751	175,713	688,128
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	77,573	12,173	68,696
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	348,404	54,672	299,093
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,294	360	4,100
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries | ¥			747,746
Non-current portion of operating lease liabilities	¥ 2,284,055	$ 358,418	¥ 645,499
Series A perpetual convertible preferred shares, par value | $ / shares		$ 0.00001
Series A perpetual convertible preferred shares, authorized	150,000	150,000	150,000
Series A perpetual convertible preferred shares, shares issued	0	0	150,000
Series A perpetual convertible preferred shares, shares outstanding	0	0
Variable Interest Entity, Primary Beneficiary
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries | ¥	¥ 0		¥ 34,000
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	352,478	$ 55,311	182,669
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,342,886	210,728	981,961
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	1,041,902	163,497	1,041,594
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	49,055	7,698	58,066
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries	20,972	3,291	12,743
Amounts due to related parties of the consolidated VIEs without resource to the primary beneficiaries	8,007	1,256	50,193
Long-term bank borrowings, current portion	350,609	55,018	165,328
Current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	200,961	31,535	362,760
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,074	325	2,074
Current portion of operating lease liabilities	579,391	90,919	427,114
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,480,709	232,356	570,135
Non-current portion of finance lease liabilities	704,255	110,513	299,399
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	77,192	12,113	68,317
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	132,370	20,772	155,281
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	2,294	360	4,100
Amounts due to related parties related parties of the consolidated VIEs without resource to the primary beneficiaries | ¥	0		747,746
Non-current portion of operating lease liabilities	¥ 2,114,309	$ 331,781	¥ 497,268
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,790,000	1,199,790,000	1,199,790,000
Ordinary shares, shares issued (in shares)	859,932,323	859,932,323	672,024,600
Ordinary shares, shares outstanding (in shares)	859,932,323	859,932,323	672,024,600
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	30,721,723	30,721,723	145,875,113
Ordinary shares, shares outstanding (in shares)	30,721,723	30,721,723	145,875,113
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000	60,000